Shareholder Report, Holdings (Details)	Dec. 31, 2025
Invesco Active Allocation Fund - Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Active Allocation Fund - Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Invesco Active Allocation Fund - Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Active Allocation Fund - Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Active Allocation Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Active Allocation Fund - Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Active Allocation Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Invesco Active Allocation Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Active Allocation Fund - Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Active Allocation Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Active Allocation Fund - Class R | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Active Allocation Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Invesco Active Allocation Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Active Allocation Fund - Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Active Allocation Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Active Allocation Fund - Class Y | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Active Allocation Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Invesco Active Allocation Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Active Allocation Fund - Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Active Allocation Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Active Allocation Fund - Class R5 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Active Allocation Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Invesco Active Allocation Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Active Allocation Fund - Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Active Allocation Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Active Allocation Fund - Class R6 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Active Allocation Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Invesco Active Allocation Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco Active Allocation Fund - Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Active Allocation Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Convertible Securities Fund - Class A | Bank of America Corp., Series L, Conv. Pfd., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
Invesco Convertible Securities Fund - Class A | Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco Convertible Securities Fund - Class A | Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco Convertible Securities Fund - Class A | Welltower OP LLC, Conv., 3.13%, 07/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Convertible Securities Fund - Class A | Cloudflare, Inc., Conv. , 06/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Convertible Securities Fund - Class A | Snowflake, Inc., Conv. , 10/01/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Convertible Securities Fund - Class A | Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Convertible Securities Fund - Class A | Coinbase Global, Inc., Conv., 0.25%, 04/01/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Convertible Securities Fund - Class A | Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Convertible Securities Fund - Class A | Southern Co. (The), Conv., 4.50%, 06/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Convertible Securities Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Convertible Securities Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Convertible Securities Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Convertible Securities Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco Convertible Securities Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco Convertible Securities Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Invesco Convertible Securities Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco Convertible Securities Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Invesco Convertible Securities Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco Convertible Securities Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco Convertible Securities Fund - Class A | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco Convertible Securities Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Convertible Securities Fund - Class C | Bank of America Corp., Series L, Conv. Pfd., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
Invesco Convertible Securities Fund - Class C | Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco Convertible Securities Fund - Class C | Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco Convertible Securities Fund - Class C | Welltower OP LLC, Conv., 3.13%, 07/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Convertible Securities Fund - Class C | Cloudflare, Inc., Conv. , 06/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Convertible Securities Fund - Class C | Snowflake, Inc., Conv. , 10/01/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Convertible Securities Fund - Class C | Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Convertible Securities Fund - Class C | Coinbase Global, Inc., Conv., 0.25%, 04/01/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Convertible Securities Fund - Class C | Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Convertible Securities Fund - Class C | Southern Co. (The), Conv., 4.50%, 06/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Convertible Securities Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Convertible Securities Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Convertible Securities Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Convertible Securities Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco Convertible Securities Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco Convertible Securities Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Invesco Convertible Securities Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco Convertible Securities Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Invesco Convertible Securities Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco Convertible Securities Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco Convertible Securities Fund - Class C | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco Convertible Securities Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Convertible Securities Fund - Class Y | Bank of America Corp., Series L, Conv. Pfd., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
Invesco Convertible Securities Fund - Class Y | Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco Convertible Securities Fund - Class Y | Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco Convertible Securities Fund - Class Y | Welltower OP LLC, Conv., 3.13%, 07/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Convertible Securities Fund - Class Y | Cloudflare, Inc., Conv. , 06/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Convertible Securities Fund - Class Y | Snowflake, Inc., Conv. , 10/01/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Convertible Securities Fund - Class Y | Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Convertible Securities Fund - Class Y | Coinbase Global, Inc., Conv., 0.25%, 04/01/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Convertible Securities Fund - Class Y | Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Convertible Securities Fund - Class Y | Southern Co. (The), Conv., 4.50%, 06/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Convertible Securities Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Convertible Securities Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Convertible Securities Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Convertible Securities Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco Convertible Securities Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco Convertible Securities Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Invesco Convertible Securities Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco Convertible Securities Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Invesco Convertible Securities Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco Convertible Securities Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco Convertible Securities Fund - Class Y | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco Convertible Securities Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Convertible Securities Fund - Class R5 | Bank of America Corp., Series L, Conv. Pfd., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
Invesco Convertible Securities Fund - Class R5 | Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco Convertible Securities Fund - Class R5 | Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco Convertible Securities Fund - Class R5 | Welltower OP LLC, Conv., 3.13%, 07/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Convertible Securities Fund - Class R5 | Cloudflare, Inc., Conv. , 06/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Convertible Securities Fund - Class R5 | Snowflake, Inc., Conv. , 10/01/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Convertible Securities Fund - Class R5 | Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Convertible Securities Fund - Class R5 | Coinbase Global, Inc., Conv., 0.25%, 04/01/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Convertible Securities Fund - Class R5 | Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Convertible Securities Fund - Class R5 | Southern Co. (The), Conv., 4.50%, 06/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Convertible Securities Fund - Class R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Convertible Securities Fund - Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Convertible Securities Fund - Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Convertible Securities Fund - Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco Convertible Securities Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco Convertible Securities Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Invesco Convertible Securities Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco Convertible Securities Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Invesco Convertible Securities Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco Convertible Securities Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco Convertible Securities Fund - Class R5 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco Convertible Securities Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Convertible Securities Fund - Class R6 | Bank of America Corp., Series L, Conv. Pfd., 7.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
Invesco Convertible Securities Fund - Class R6 | Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco Convertible Securities Fund - Class R6 | Lumentum Holdings, Inc., Conv., 0.38%, 03/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco Convertible Securities Fund - Class R6 | Welltower OP LLC, Conv., 3.13%, 07/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Convertible Securities Fund - Class R6 | Cloudflare, Inc., Conv. , 06/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Convertible Securities Fund - Class R6 | Snowflake, Inc., Conv. , 10/01/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Convertible Securities Fund - Class R6 | Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Convertible Securities Fund - Class R6 | Coinbase Global, Inc., Conv., 0.25%, 04/01/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco Convertible Securities Fund - Class R6 | Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Convertible Securities Fund - Class R6 | Southern Co. (The), Conv., 4.50%, 06/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Convertible Securities Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Convertible Securities Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Convertible Securities Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Convertible Securities Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco Convertible Securities Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco Convertible Securities Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Invesco Convertible Securities Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco Convertible Securities Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Invesco Convertible Securities Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco Convertible Securities Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco Convertible Securities Fund - Class R6 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco Convertible Securities Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Income Allocation Fund - Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Invesco Income Allocation Fund - Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Invesco Income Allocation Fund - Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco Income Allocation Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Income Allocation Fund - Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Invesco Income Allocation Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Invesco Income Allocation Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco Income Allocation Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Income Allocation Fund - Class R | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Invesco Income Allocation Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Invesco Income Allocation Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco Income Allocation Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Income Allocation Fund - Class Y | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Invesco Income Allocation Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Invesco Income Allocation Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco Income Allocation Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Income Allocation Fund - Class R5 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Invesco Income Allocation Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Invesco Income Allocation Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco Income Allocation Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Income Allocation Fund - Class R6 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Invesco Income Allocation Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Invesco Income Allocation Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco Income Allocation Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco International Diversified Fund - Class A | Invesco International Value Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	37.06%
Invesco International Diversified Fund - Class A | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.52%
Invesco International Diversified Fund - Class A | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.27%
Invesco International Diversified Fund - Class A | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.07%
Invesco International Diversified Fund - Class A | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco International Diversified Fund - Class A | Invesco International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco International Diversified Fund - Class C | Invesco International Value Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	37.06%
Invesco International Diversified Fund - Class C | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.52%
Invesco International Diversified Fund - Class C | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.27%
Invesco International Diversified Fund - Class C | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.07%
Invesco International Diversified Fund - Class C | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco International Diversified Fund - Class C | Invesco International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco International Diversified Fund - Class R | Invesco International Value Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	37.06%
Invesco International Diversified Fund - Class R | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.52%
Invesco International Diversified Fund - Class R | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.27%
Invesco International Diversified Fund - Class R | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.07%
Invesco International Diversified Fund - Class R | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco International Diversified Fund - Class R | Invesco International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco International Diversified Fund - Class Y | Invesco International Value Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	37.06%
Invesco International Diversified Fund - Class Y | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.52%
Invesco International Diversified Fund - Class Y | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.27%
Invesco International Diversified Fund - Class Y | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.07%
Invesco International Diversified Fund - Class Y | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco International Diversified Fund - Class Y | Invesco International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco International Diversified Fund - Class R5 | Invesco International Value Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	37.06%
Invesco International Diversified Fund - Class R5 | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.52%
Invesco International Diversified Fund - Class R5 | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.27%
Invesco International Diversified Fund - Class R5 | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.07%
Invesco International Diversified Fund - Class R5 | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco International Diversified Fund - Class R5 | Invesco International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco International Diversified Fund - Class R6 | Invesco International Value Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	37.06%
Invesco International Diversified Fund - Class R6 | Invesco Developing Markets Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	19.52%
Invesco International Diversified Fund - Class R6 | Invesco International Small-Mid Company Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	14.27%
Invesco International Diversified Fund - Class R6 | Invesco International Growth Focus ETF [Member]
Holdings [Line Items]
Percent of Total Investments	10.07%
Invesco International Diversified Fund - Class R6 | Invesco EQV International Equity Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco International Diversified Fund - Class R6 | Invesco International Growth Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Invesco Main Street Mid Cap Fund - Class A | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Main Street Mid Cap Fund - Class A | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[1]
Invesco Main Street Mid Cap Fund - Class A | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Mid Cap Fund - Class A | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[1]
Invesco Main Street Mid Cap Fund - Class A | First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class A | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Mid Cap Fund - Class A | Sysco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class A | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class A | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class A | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco Main Street Mid Cap Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Main Street Mid Cap Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Mid Cap Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Invesco Main Street Mid Cap Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco Main Street Mid Cap Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Main Street Mid Cap Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Invesco Main Street Mid Cap Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Main Street Mid Cap Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Main Street Mid Cap Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco Main Street Mid Cap Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco Main Street Mid Cap Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Main Street Mid Cap Fund - Class C | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Main Street Mid Cap Fund - Class C | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[1]
Invesco Main Street Mid Cap Fund - Class C | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Mid Cap Fund - Class C | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[1]
Invesco Main Street Mid Cap Fund - Class C | First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class C | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Mid Cap Fund - Class C | Sysco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class C | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class C | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class C | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco Main Street Mid Cap Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Main Street Mid Cap Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Mid Cap Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Invesco Main Street Mid Cap Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco Main Street Mid Cap Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Main Street Mid Cap Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Invesco Main Street Mid Cap Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Main Street Mid Cap Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Main Street Mid Cap Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco Main Street Mid Cap Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco Main Street Mid Cap Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Main Street Mid Cap Fund - Class R | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Main Street Mid Cap Fund - Class R | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[1]
Invesco Main Street Mid Cap Fund - Class R | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Mid Cap Fund - Class R | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[1]
Invesco Main Street Mid Cap Fund - Class R | First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class R | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Mid Cap Fund - Class R | Sysco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class R | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class R | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class R | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco Main Street Mid Cap Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Main Street Mid Cap Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Mid Cap Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Invesco Main Street Mid Cap Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco Main Street Mid Cap Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Main Street Mid Cap Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Invesco Main Street Mid Cap Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Main Street Mid Cap Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Main Street Mid Cap Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco Main Street Mid Cap Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco Main Street Mid Cap Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Main Street Mid Cap Fund - Class Y | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[1]
Invesco Main Street Mid Cap Fund - Class Y | First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class Y | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Sysco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class Y | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco Main Street Mid Cap Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Main Street Mid Cap Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Mid Cap Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Invesco Main Street Mid Cap Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco Main Street Mid Cap Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Main Street Mid Cap Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Invesco Main Street Mid Cap Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Main Street Mid Cap Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Main Street Mid Cap Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco Main Street Mid Cap Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco Main Street Mid Cap Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Main Street Mid Cap Fund - Class R5 | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Sysco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco Main Street Mid Cap Fund - Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Main Street Mid Cap Fund - Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Mid Cap Fund - Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Invesco Main Street Mid Cap Fund - Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco Main Street Mid Cap Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Main Street Mid Cap Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Invesco Main Street Mid Cap Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Main Street Mid Cap Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Main Street Mid Cap Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco Main Street Mid Cap Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco Main Street Mid Cap Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Main Street Mid Cap Fund - Class R6 | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Sysco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco Main Street Mid Cap Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco Main Street Mid Cap Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Main Street Mid Cap Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Mid Cap Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Invesco Main Street Mid Cap Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco Main Street Mid Cap Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Main Street Mid Cap Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Invesco Main Street Mid Cap Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco Main Street Mid Cap Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Main Street Mid Cap Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco Main Street Mid Cap Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco Main Street Mid Cap Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Main Street Small Cap Fund - Class A | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco Main Street Small Cap Fund - Class A | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Main Street Small Cap Fund - Class A | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco Main Street Small Cap Fund - Class A | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund - Class A | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Small Cap Fund - Class A | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund - Class A | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Main Street Small Cap Fund - Class A | Helmerich & Payne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Small Cap Fund - Class A | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund - Class A | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco Main Street Small Cap Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Main Street Small Cap Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Main Street Small Cap Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Main Street Small Cap Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco Main Street Small Cap Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco Main Street Small Cap Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Invesco Main Street Small Cap Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco Main Street Small Cap Fund - Class A | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Small Cap Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Small Cap Fund - Class C | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco Main Street Small Cap Fund - Class C | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Main Street Small Cap Fund - Class C | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco Main Street Small Cap Fund - Class C | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund - Class C | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Small Cap Fund - Class C | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund - Class C | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Main Street Small Cap Fund - Class C | Helmerich & Payne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Small Cap Fund - Class C | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund - Class C | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco Main Street Small Cap Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Main Street Small Cap Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Main Street Small Cap Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Main Street Small Cap Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco Main Street Small Cap Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco Main Street Small Cap Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Invesco Main Street Small Cap Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco Main Street Small Cap Fund - Class C | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Small Cap Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Small Cap Fund - Class R | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco Main Street Small Cap Fund - Class R | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Main Street Small Cap Fund - Class R | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco Main Street Small Cap Fund - Class R | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund - Class R | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Small Cap Fund - Class R | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund - Class R | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Main Street Small Cap Fund - Class R | Helmerich & Payne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Small Cap Fund - Class R | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund - Class R | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco Main Street Small Cap Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Main Street Small Cap Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Main Street Small Cap Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Main Street Small Cap Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco Main Street Small Cap Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco Main Street Small Cap Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Invesco Main Street Small Cap Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco Main Street Small Cap Fund - Class R | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Small Cap Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Small Cap Fund - Class Y
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Small Cap Fund - Class Y | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco Main Street Small Cap Fund - Class Y | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Main Street Small Cap Fund - Class Y | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco Main Street Small Cap Fund - Class Y | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund - Class Y | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Small Cap Fund - Class Y | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund - Class Y | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Main Street Small Cap Fund - Class Y | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund - Class Y | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco Main Street Small Cap Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Main Street Small Cap Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Main Street Small Cap Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Main Street Small Cap Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco Main Street Small Cap Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco Main Street Small Cap Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Invesco Main Street Small Cap Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco Main Street Small Cap Fund - Class Y | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Small Cap Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Small Cap Fund - Class R5 | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco Main Street Small Cap Fund - Class R5 | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Main Street Small Cap Fund - Class R5 | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco Main Street Small Cap Fund - Class R5 | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund - Class R5 | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Small Cap Fund - Class R5 | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund - Class R5 | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Main Street Small Cap Fund - Class R5 | Helmerich & Payne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Small Cap Fund - Class R5 | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund - Class R5 | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund - Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco Main Street Small Cap Fund - Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Main Street Small Cap Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Main Street Small Cap Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Main Street Small Cap Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco Main Street Small Cap Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco Main Street Small Cap Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Invesco Main Street Small Cap Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco Main Street Small Cap Fund - Class R5 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Small Cap Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Small Cap Fund - Class R6 | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco Main Street Small Cap Fund - Class R6 | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Main Street Small Cap Fund - Class R6 | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco Main Street Small Cap Fund - Class R6 | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco Main Street Small Cap Fund - Class R6 | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco Main Street Small Cap Fund - Class R6 | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund - Class R6 | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Main Street Small Cap Fund - Class R6 | Helmerich & Payne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Small Cap Fund - Class R6 | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Small Cap Fund - Class R6 | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Small Cap Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco Main Street Small Cap Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Main Street Small Cap Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco Main Street Small Cap Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Main Street Small Cap Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco Main Street Small Cap Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco Main Street Small Cap Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Invesco Main Street Small Cap Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco Main Street Small Cap Fund - Class R6 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Main Street Small Cap Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Quality Income Fund - Class A | Government National Mortgage Association, TBA, 2.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[1]
Invesco Quality Income Fund - Class A | Government National Mortgage Association, TBA, 2.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Invesco Quality Income Fund - Class A | Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[1]
Invesco Quality Income Fund - Class A | Government National Mortgage Association, TBA, 5.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[1]
Invesco Quality Income Fund - Class A | Government National Mortgage Association, TBA, 5.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Invesco Quality Income Fund - Class A | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco Quality Income Fund - Class A | Government National Mortgage Association, TBA, 3.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco Quality Income Fund - Class A | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Quality Income Fund - Class A | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Quality Income Fund - Class A | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Invesco Quality Income Fund - Class A | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	84.00%
Invesco Quality Income Fund - Class A | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco Quality Income Fund - Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Invesco Quality Income Fund - Class A | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Invesco Quality Income Fund - Class A | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund - Class A | Security Types each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Invesco Quality Income Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Invesco Quality Income Fund - Class C | Government National Mortgage Association, TBA, 2.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[1]
Invesco Quality Income Fund - Class C | Government National Mortgage Association, TBA, 2.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Invesco Quality Income Fund - Class C | Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[1]
Invesco Quality Income Fund - Class C | Government National Mortgage Association, TBA, 5.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[1]
Invesco Quality Income Fund - Class C | Government National Mortgage Association, TBA, 5.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Invesco Quality Income Fund - Class C | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco Quality Income Fund - Class C | Government National Mortgage Association, TBA, 3.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco Quality Income Fund - Class C | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Quality Income Fund - Class C | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Quality Income Fund - Class C | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Invesco Quality Income Fund - Class C | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	84.00%
Invesco Quality Income Fund - Class C | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco Quality Income Fund - Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Invesco Quality Income Fund - Class C | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Invesco Quality Income Fund - Class C | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund - Class C | Security Types each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Invesco Quality Income Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Invesco Quality Income Fund - Class R | Government National Mortgage Association, TBA, 2.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[1]
Invesco Quality Income Fund - Class R | Government National Mortgage Association, TBA, 2.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Invesco Quality Income Fund - Class R | Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[1]
Invesco Quality Income Fund - Class R | Government National Mortgage Association, TBA, 5.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[1]
Invesco Quality Income Fund - Class R | Government National Mortgage Association, TBA, 5.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Invesco Quality Income Fund - Class R | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco Quality Income Fund - Class R | Government National Mortgage Association, TBA, 3.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco Quality Income Fund - Class R | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Quality Income Fund - Class R | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Quality Income Fund - Class R | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Invesco Quality Income Fund - Class R | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	84.00%
Invesco Quality Income Fund - Class R | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco Quality Income Fund - Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Invesco Quality Income Fund - Class R | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Invesco Quality Income Fund - Class R | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund - Class R | Security Types each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Invesco Quality Income Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Invesco Quality Income Fund - Class Y | Government National Mortgage Association, TBA, 2.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[1]
Invesco Quality Income Fund - Class Y | Government National Mortgage Association, TBA, 2.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Invesco Quality Income Fund - Class Y | Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[1]
Invesco Quality Income Fund - Class Y | Government National Mortgage Association, TBA, 5.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[1]
Invesco Quality Income Fund - Class Y | Government National Mortgage Association, TBA, 5.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Invesco Quality Income Fund - Class Y | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco Quality Income Fund - Class Y | Government National Mortgage Association, TBA, 3.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco Quality Income Fund - Class Y | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Quality Income Fund - Class Y | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Quality Income Fund - Class Y | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Invesco Quality Income Fund - Class Y | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	84.00%
Invesco Quality Income Fund - Class Y | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco Quality Income Fund - Class Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Invesco Quality Income Fund - Class Y | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Invesco Quality Income Fund - Class Y | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund - Class Y | Security Types each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Invesco Quality Income Fund - Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Invesco Quality Income Fund - Class R5 | Government National Mortgage Association, TBA, 2.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[1]
Invesco Quality Income Fund - Class R5 | Government National Mortgage Association, TBA, 2.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Invesco Quality Income Fund - Class R5 | Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[1]
Invesco Quality Income Fund - Class R5 | Government National Mortgage Association, TBA, 5.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[1]
Invesco Quality Income Fund - Class R5 | Government National Mortgage Association, TBA, 5.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Invesco Quality Income Fund - Class R5 | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco Quality Income Fund - Class R5 | Government National Mortgage Association, TBA, 3.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco Quality Income Fund - Class R5 | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Quality Income Fund - Class R5 | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Quality Income Fund - Class R5 | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Invesco Quality Income Fund - Class R5 | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	84.00%
Invesco Quality Income Fund - Class R5 | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco Quality Income Fund - Class R5 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Invesco Quality Income Fund - Class R5 | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Invesco Quality Income Fund - Class R5 | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund - Class R5 | Security Types each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Invesco Quality Income Fund - Class R5 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Invesco Quality Income Fund - Class R6 | Government National Mortgage Association, TBA, 2.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[1]
Invesco Quality Income Fund - Class R6 | Government National Mortgage Association, TBA, 2.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Invesco Quality Income Fund - Class R6 | Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[1]
Invesco Quality Income Fund - Class R6 | Government National Mortgage Association, TBA, 5.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[1]
Invesco Quality Income Fund - Class R6 | Government National Mortgage Association, TBA, 5.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Invesco Quality Income Fund - Class R6 | Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco Quality Income Fund - Class R6 | Government National Mortgage Association, TBA, 3.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco Quality Income Fund - Class R6 | Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Quality Income Fund - Class R6 | Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco Quality Income Fund - Class R6 | Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[1]
Invesco Quality Income Fund - Class R6 | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	84.00%
Invesco Quality Income Fund - Class R6 | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco Quality Income Fund - Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Invesco Quality Income Fund - Class R6 | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Invesco Quality Income Fund - Class R6 | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco Quality Income Fund - Class R6 | Security Types each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Invesco Quality Income Fund - Class R6 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Invesco Select Risk: Conservative Investor Fund - Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
Invesco Select Risk: Conservative Investor Fund - Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Select Risk: Conservative Investor Fund - Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco Select Risk: Conservative Investor Fund - Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Select Risk: Conservative Investor Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: Conservative Investor Fund - Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
Invesco Select Risk: Conservative Investor Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Select Risk: Conservative Investor Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco Select Risk: Conservative Investor Fund - Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Select Risk: Conservative Investor Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk Conservative Investor Fund - Class R | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
Invesco Select Risk Conservative Investor Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Select Risk Conservative Investor Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco Select Risk Conservative Investor Fund - Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Select Risk Conservative Investor Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: Conservative Investor Fund - Class Y | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
Invesco Select Risk: Conservative Investor Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Select Risk: Conservative Investor Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco Select Risk: Conservative Investor Fund - Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Select Risk: Conservative Investor Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: Conservative Investor Fund - Class R5 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
Invesco Select Risk: Conservative Investor Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Select Risk: Conservative Investor Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco Select Risk: Conservative Investor Fund - Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Select Risk: Conservative Investor Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk Conservative Investor Fund - Class R6 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
Invesco Select Risk Conservative Investor Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco Select Risk Conservative Investor Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco Select Risk Conservative Investor Fund - Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Select Risk Conservative Investor Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: Growth Investor Fund - Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Select Risk: Growth Investor Fund - Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Invesco Select Risk: Growth Investor Fund - Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Select Risk: Growth Investor Fund - Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Select Risk: Growth Investor Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Select Risk: Growth Investor Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Invesco Select Risk: Growth Investor Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Select Risk: Growth Investor Fund - Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Select Risk: Growth Investor Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class R | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Select Risk: Growth Investor Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Invesco Select Risk: Growth Investor Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Select Risk: Growth Investor Fund - Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Select Risk: Growth Investor Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class S | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Select Risk: Growth Investor Fund - Class S | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Invesco Select Risk: Growth Investor Fund - Class S | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Select Risk: Growth Investor Fund - Class S | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Select Risk: Growth Investor Fund - Class S | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class Y | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Select Risk: Growth Investor Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Invesco Select Risk: Growth Investor Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Select Risk: Growth Investor Fund - Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Select Risk: Growth Investor Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class R5 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Select Risk: Growth Investor Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Invesco Select Risk: Growth Investor Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Select Risk: Growth Investor Fund - Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Select Risk: Growth Investor Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk: Growth Investor Fund - Class R6 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Select Risk: Growth Investor Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Invesco Select Risk: Growth Investor Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Invesco Select Risk: Growth Investor Fund - Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Select Risk: Growth Investor Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco Select Risk High Growth Investor Fund - Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Select Risk High Growth Investor Fund - Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Invesco Select Risk High Growth Investor Fund - Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Invesco Select Risk High Growth Investor Fund - Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk High Growth Investor Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk High Growth Investor Fund - Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Select Risk High Growth Investor Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Invesco Select Risk High Growth Investor Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Invesco Select Risk High Growth Investor Fund - Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk High Growth Investor Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk High Growth Investor Fund - Class R | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Select Risk High Growth Investor Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Invesco Select Risk High Growth Investor Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Invesco Select Risk High Growth Investor Fund - Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk High Growth Investor Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: High Growth Investor Fund - Class Y | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Select Risk: High Growth Investor Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Invesco Select Risk: High Growth Investor Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Invesco Select Risk: High Growth Investor Fund - Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk: High Growth Investor Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: High Growth Investor Fund - Class R5 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Select Risk: High Growth Investor Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Invesco Select Risk: High Growth Investor Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Invesco Select Risk: High Growth Investor Fund - Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk: High Growth Investor Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: High Growth Investor Fund - Class R6 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Select Risk: High Growth Investor Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
Invesco Select Risk: High Growth Investor Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Invesco Select Risk: High Growth Investor Fund - Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Select Risk: High Growth Investor Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco Select Risk: Moderate Investor Fund - Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Invesco Select Risk: Moderate Investor Fund - Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Invesco Select Risk: Moderate Investor Fund - Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Invesco Select Risk: Moderate Investor Fund - Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco Select Risk: Moderate Investor Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk: Moderate Investor Fund - Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Invesco Select Risk: Moderate Investor Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Invesco Select Risk: Moderate Investor Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Invesco Select Risk: Moderate Investor Fund - Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco Select Risk: Moderate Investor Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk: Moderate Investor Fund - Class R | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Invesco Select Risk: Moderate Investor Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Invesco Select Risk: Moderate Investor Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Invesco Select Risk: Moderate Investor Fund - Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco Select Risk: Moderate Investor Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk: Moderate Investor Fund - Class S | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Invesco Select Risk: Moderate Investor Fund - Class S | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Invesco Select Risk: Moderate Investor Fund - Class S | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Invesco Select Risk: Moderate Investor Fund - Class S | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco Select Risk: Moderate Investor Fund - Class S | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk Moderate Investor Fund - Class Y | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Invesco Select Risk Moderate Investor Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Invesco Select Risk Moderate Investor Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Invesco Select Risk Moderate Investor Fund - Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco Select Risk Moderate Investor Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk Moderate Investor Fund - Class R5 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Invesco Select Risk Moderate Investor Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Invesco Select Risk Moderate Investor Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Invesco Select Risk Moderate Investor Fund - Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco Select Risk Moderate Investor Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk: Moderate Investor Fund - Class R6 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Invesco Select Risk: Moderate Investor Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Invesco Select Risk: Moderate Investor Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Invesco Select Risk: Moderate Investor Fund - Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco Select Risk: Moderate Investor Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Select Risk: Moderately Conservative Investor Fund - Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Invesco Select Risk: Moderately Conservative Investor Fund - Class A | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco Select Risk: Moderately Conservative Investor Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Invesco Select Risk: Moderately Conservative Investor Fund - Class C | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco Select Risk: Moderately Conservative Investor Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class S | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class S | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Invesco Select Risk: Moderately Conservative Investor Fund - Class S | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class S | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco Select Risk: Moderately Conservative Investor Fund - Class S | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6 | International and Global Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco Small Cap Growth Fund - Class A | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco Small Cap Growth Fund - Class A | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco Small Cap Growth Fund - Class A | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Growth Fund - Class A | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Small Cap Growth Fund - Class A | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco Small Cap Growth Fund - Class A | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Growth Fund - Class A | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Growth Fund - Class A | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[1]
Invesco Small Cap Growth Fund - Class A | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco Small Cap Growth Fund - Class A | Axsome Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[1]
Invesco Small Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Small Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Invesco Small Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Invesco Small Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco Small Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Small Cap Growth Fund - Class A | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Small Cap Growth Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Invesco Small Cap Growth Fund - Class C | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco Small Cap Growth Fund - Class C | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco Small Cap Growth Fund - Class C | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Growth Fund - Class C | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Small Cap Growth Fund - Class C | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco Small Cap Growth Fund - Class C | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Growth Fund - Class C | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Growth Fund - Class C | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[1]
Invesco Small Cap Growth Fund - Class C | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco Small Cap Growth Fund - Class C | Axsome Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[1]
Invesco Small Cap Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Small Cap Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Invesco Small Cap Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Invesco Small Cap Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco Small Cap Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Small Cap Growth Fund - Class C | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Small Cap Growth Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Invesco Small Cap Growth Fund - Class R | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco Small Cap Growth Fund - Class R | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco Small Cap Growth Fund - Class R | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Growth Fund - Class R | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Small Cap Growth Fund - Class R | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco Small Cap Growth Fund - Class R | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Growth Fund - Class R | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Growth Fund - Class R | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[1]
Invesco Small Cap Growth Fund - Class R | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco Small Cap Growth Fund - Class R | Axsome Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[1]
Invesco Small Cap Growth Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Small Cap Growth Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Invesco Small Cap Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Invesco Small Cap Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco Small Cap Growth Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Small Cap Growth Fund - Class R | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Small Cap Growth Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Invesco Small Cap Growth Fund - Class Y | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco Small Cap Growth Fund - Class Y | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco Small Cap Growth Fund - Class Y | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Growth Fund - Class Y | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Small Cap Growth Fund - Class Y | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco Small Cap Growth Fund - Class Y | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Growth Fund - Class Y | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Growth Fund - Class Y | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[1]
Invesco Small Cap Growth Fund - Class Y | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco Small Cap Growth Fund - Class Y | Axsome Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[1]
Invesco Small Cap Growth Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Small Cap Growth Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Invesco Small Cap Growth Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Invesco Small Cap Growth Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco Small Cap Growth Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Small Cap Growth Fund - Class Y | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Small Cap Growth Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Invesco Small Cap Growth Fund - Investor Class | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco Small Cap Growth Fund - Investor Class | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco Small Cap Growth Fund - Investor Class | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Growth Fund - Investor Class | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Small Cap Growth Fund - Investor Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco Small Cap Growth Fund - Investor Class | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Growth Fund - Investor Class | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Growth Fund - Investor Class | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[1]
Invesco Small Cap Growth Fund - Investor Class | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco Small Cap Growth Fund - Investor Class | Axsome Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[1]
Invesco Small Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Small Cap Growth Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Invesco Small Cap Growth Fund - Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Invesco Small Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco Small Cap Growth Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Small Cap Growth Fund - Investor Class | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Small Cap Growth Fund - Investor Class | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Invesco Small Cap Growth Fund - Class R5 | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco Small Cap Growth Fund - Class R5 | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco Small Cap Growth Fund - Class R5 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Growth Fund - Class R5 | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Small Cap Growth Fund - Class R5 | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco Small Cap Growth Fund - Class R5 | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Growth Fund - Class R5 | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Growth Fund - Class R5 | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[1]
Invesco Small Cap Growth Fund - Class R5 | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco Small Cap Growth Fund - Class R5 | Axsome Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[1]
Invesco Small Cap Growth Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Small Cap Growth Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Invesco Small Cap Growth Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Invesco Small Cap Growth Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco Small Cap Growth Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Small Cap Growth Fund - Class R5 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Small Cap Growth Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Invesco Small Cap Growth Fund - Class R6 | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco Small Cap Growth Fund - Class R6 | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco Small Cap Growth Fund - Class R6 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Growth Fund - Class R6 | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco Small Cap Growth Fund - Class R6 | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco Small Cap Growth Fund - Class R6 | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Growth Fund - Class R6 | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco Small Cap Growth Fund - Class R6 | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[1]
Invesco Small Cap Growth Fund - Class R6 | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco Small Cap Growth Fund - Class R6 | Axsome Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[1]
Invesco Small Cap Growth Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Invesco Small Cap Growth Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Invesco Small Cap Growth Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Invesco Small Cap Growth Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco Small Cap Growth Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco Small Cap Growth Fund - Class R6 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Small Cap Growth Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)

[1]	Excluding money market fund holdings, if any.